Subsequent events (Details)	Jun. 02, 2021 USD ($) director	Apr. 14, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Cash and assets held in trust			$ 115,012,821	$ 115,006,613
Subsequent event | Reservoir Holdings Inc And Subsidiaries | Merger Agreement
Subsequent Event [Line Items]
Cash and assets held in trust		$ 115,000,000
Proceeds from private placement used for merger transaction		$ 150,000,000
Share issue price | $ / shares		$ 10.00
Tommy Boy | Subsequent event | Reservoir Holdings Inc And Subsidiaries
Subsequent Event [Line Items]
Consideration for asset acquisition	$ 100,000,000
Number of common board members between company and asset acquisition, acquiree company | director	2